INTANGIBLE ASSETS - NET (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Years Ending, December 31
2015	$ 2,655,911	$ 3,594,370
2016	3,153,443	3,236,524
2017	1,506,196	1,546,943
2018	349
Total	$ 7,315,899	$ 8,377,837	$ 1,534,780